Lease - Schedule of Minimum Future Lease Payments (Details) - Dec. 31, 2025	CNY (¥)	USD ($)
Schedule of Minimum Future Lease Payments [Abstract]
2026	¥ 1,625,117	$ 232,389
2027	1,175,328	168,070
2028	148,114	21,180
Total future lease payments	2,948,559	421,639
Less: Imputed interest	109,047	15,595
Total lease liability balance	¥ 2,839,512	$ 406,044